INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense are as follows:

	Year ended December 31
(in thousands of $)	2021	2020	2019
Current tax expense	(1,746)	(809)	(906)
Deferred tax expense	6	(172)	(118)
Total income tax expense	(1,740)	(981)	(1,024)

Schedule of effective income tax rate reconciliation
The income taxes for the years ended December 31, 2021, 2020 and 2019 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2021	2020	2019
Effect of movement in deferred tax balances	6	(172)	(118)
Effect of adjustments in respect of current tax in prior periods	(224)	(37)	(86)
Effect of taxable income in various countries	(1,522)	(772)	(820)
Total tax expense	(1,740)	(981)	(1,024)